Intellectual Property and Collaborative Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Intellectual Property and Contractual Agreements [Abstract]
Intellectual Property and Collaborative Agreements

Note 4 — Intellectual Property and Collaborative Agreements

In July 2010, we entered into an agreement pursuant to which we acquired intellectual property for Novosom’s SMARTICLES-based liposomal delivery system. In February 2016, we issued Novosom 0.21 million shares of common stock valued at $0.06 million for amounts due and included in Fair Value of Stock to be Issued to Settle Liabilities at December 31, 2015.

In March 2016, we entered into a license agreement covering certain of our platforms for the delivery of an undisclosed genome editing technology. Under the terms of the agreement, we received an upfront license fee of $0.25 million and could receive up to $40 million in success-based milestones. In conjunction with this transaction, we pledged to issue common stock valued at $0.075 million to Novosom. This obligation is included in Fair Value of Stock to be Issued to Settle Liabilities at March 31, 2016, and the 0.47 million common shares were issued in April 2016.

Note 10 — Intellectual Property and Collaborative Agreements

MiNA – In December 2014, we entered into a license agreement with MiNA regarding the development and commercialization of small activating RNA-based therapeutics utilizing MiNA’s proprietary oligonucleotides and our SMARTICLES nucleic acid delivery technology. MiNA will have full responsibility for the development and commercialization of any products arising under the agreement. We recognized an upfront fee of $0.5 million in 2014, subsequently received in January 2015, and an accelerated payment of $0.2 million in November 2015. We could receive up to an additional $49 million in clinical and commercialization milestone payments, as well as royalties on sales, based on the successful development of MiNA’s potential product candidates.

Arcturus - In August 2013, we and Arcturus entered into a patent assignment and license agreement pursuant to which Arcturus was granted an assignment of select RNA related patents and certain transferable agreements, including agreements with F. Hoffman-La Roche Inc. and F. Hoffman La-Roche Ltd., dated February 2009, and Tekmira, dated November 2012. We received an irrevocable, royalty-free, worldwide, non-exclusive sublicense to use the transferred technologies in the development and commercialization of our products.

Arbutus - In November 2012, we and Arbutus entered into a license agreement pursuant to which Arbutus was granted a worldwide, non-exclusive and selectively sub-licensable license to develop and commercialize products using our Unlocked Nucleobase Analog (“UNA”) technology. This agreement was transferred to Arcturus as part of the patent assignment and license agreement in August 2013.

Mirna — In December 2011, we entered into an agreement with Mirna relating to the development and commercialization of miRNA-based therapeutics utilizing Mirna’s proprietary miRNAs and our SMARTICLES delivery technology. The agreement provides that Mirna will have full responsibility for the development and commercialization of any products arising under the agreement and that we will support pre-clinical and process development efforts. Under terms of the agreement, we could receive up to $63.0 million in upfront, clinical and commercialization milestone payments, as well as royalties on product sales in the low single digit percentages. Either party may terminate the agreement upon the occurrence of a default by the other party. Mirna has the right to terminate the agreement upon 60 days prior written notice. In December 2013, the agreement was amended to add the right for Mirna to select additional compounds for development. Mirna identified three selected compounds for an upfront payment of $1.0 million. During 2015, we received an aggregate of $0.5 million for an accelerated milestone payment under this agreement. Future additional selections can be identified for an upfront payment of $0.5 million per selection. All other per compound payments remain unchanged, except that no royalties will be owed on sales of the original licensed compound.

Novosom — In July 2010, we entered into an agreement pursuant to which we acquired the intellectual property for Novosom AG’s (“Novosom”) SMARTICLES-based liposomal delivery system. We issued to Novosom 0.14 million shares of our common stock with a value of $3.8 million as consideration for the acquired assets, which was recorded as an R&D expense. As additional consideration, we are obligated to pay an amount equal to 30% of the value of each upfront (or combined) payment received by us in respect of the license or disposition of SMARTICLES technology or related product, up to a maximum of $3.3 million, which will be paid in a combination of cash and/or shares of our common stock, at our discretion. In December 2011, we recognized $0.1 million as R&D expense for additional consideration paid to Novosom for an upfront payment receipt. During 2012, we reserved 0.51 million shares of common stock for future issuance with no cash component as additional consideration as a result of the license agreements that we entered into with Mirna and Monsanto Company. During 2013, as a result of the payment received from Mirna for additional compounds, we opted to record a $0.15 million cash payable and reserve an additional 0.45 million shares for future issuance. All balances due Novosom as of December 2013, both cash and stock, were paid or issued in March 2014. In December 2014, we recorded an upfront license fee from MiNA, and recorded an amount due Novosom of $0.08 million and pledged to issue $0.08 million in common stock. In January 2015, we settled amounts due with cash and 0.12 million shares of common stock. During 2015, in conjunction with the fees received from Mirna, we recorded an amount due Novosom of $0.14 million and settled the amount during 2015 with $0.01 in cash and $0.13 million in common stock. In November 2015, in conjunction with the fees received from MiNA, we recorded an amount due Novosom of $0.06 million and pledged to issue $0.06 million in common stock. In February 2016, we settled amounts due with 0.21 million shares of common stock.

Valeant Pharmaceuticals — In March 2010, we acquired intellectual property related to conformationally restricted nucleotide (“CRN”) technology from Valeant Pharmaceuticals North America (“Valeant”) for a licensing fee recorded as R&D expense. Subject to meeting certain milestones, we may be obligated to make a development milestone payment of $5.0 million and $2.0 million within 180 days of FDA approval of a New Drug Application for our first and second CRN related product, respectively. As of December 31, 2015, we had not satisfied any conditions triggering milestone payments. Valeant is entitled to receive low single-digit percentage based earn-out payments on commercial sales and revenue from sublicensing. The agreement requires us to use commercially reasonable efforts to develop and commercialize at least one covered product and if we have not made earn-out payments of at least $5.0 million prior to March 2016, we are required to pay Valeant an annual amount equal to $0.05 million per assigned patent, which shall be creditable against other payment obligations. We do not expect to achieve the earn-out minimum prior to March 2016. The term of our financial obligations under the agreement shall end, on a country-by-country basis, when there no longer exists any valid claim in such country. We may terminate the agreement upon 30 days written notice, or upon 10 days written notice in the event of adverse results from clinical studies. Upon termination, we are obligated to pay all accrued amounts due but shall have no future payment obligations.

University of Helsinki — In June 2008, we entered into a collaboration agreement with Dr. Pirjo Laakkonen and the Biomedicum Helsinki. The agreement terminated in June 2012. After termination, we may still be obligated to make development milestone payments of up to €0.275 million for each product developed. At December 31, 2015, none of the milestone triggers had been met. In addition, upon the first commercial sale of a product, we are required to pay an advance of €0.25 million credit against future royalties. We will owe in low single digit percentage royalty payments on product sales.